Rule 497(e)
                                                File Nos. 033-48940 and 811-6722

                                  FORWARD FUNDS

                           Forward Emerald Growth Fund
                                 Class A Shares
                                 Class C Shares

                    Forward Emerald Banking and Finance Fund
                                 Class A Shares
                                 Class C Shares

                         Forward Emerald Technology Fund
                                 Class A Shares
                                 Class C Shares

        Supplement Dated May 2, 2005 to the Prospectus dated May 2, 2005
--------------------------------------------------------------------------------

The following information updates and supersedes any contrary information contained in the Funds' Prospectus and Statement of Additional Information.

            Emerald Mutual Fund Advisers Trust, a wholly-owned subsidiary of Emerald Advisers, Inc. ("Emerald Advisers"), the former investment adviser to the Emerald Growth Fund, Emerald Select Banking and Finance Fund and Emerald Select Technology Fund's, the predecessors to each of the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund and Forward Emerald Technology Fund (collectively, the "Funds"), has entered into an investment sub-advisory agreement with Forward Management LLC ("Forward") and the Forward Funds, a Delaware statutory trust, on behalf of the Funds.

            References in the Funds' prospectus and Statement of Additional Information to Emerald Advisers, Inc. are replaced with Emerald Mutual Fund Advisers Trust.

            The first paragraph under the heading "The Sub-Adviser" in the Funds' prospectus is deleted in its entirely and replaced with the following:

            Emerald Mutual Fund Advisers Trust, 1703 Oregon Pike, Lancaster, Pennsylvania 17601, serves as investment sub-adviser to the Funds (the "Sub-Adviser"). The Sub-Adviser, a wholly owned subsidiary of Emerald Advisers, Inc., the Funds' former investment adviser, was organized as a Delaware statutory trust on March 17, 2005, and is registered with the SEC under the Investment Advisers Act of 1940. The Sub-Adviser offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies. Total assets managed by the Sub-Adviser were approximately $426 million at April 29, 2005. The four principal officers of the Sub-Adviser combine over 70 years of experience in the mutual fund, investment advisory, pension funds management, and securities brokerage industries.

                                                                     Rule 497(e)
                                                File Nos. 033-48940 and 811-6722

            The first paragraph under the heading "SUB-ADVISER" in the Funds' SAI is deleted in its entirety and replaced with the following:

            Emerald Mutual Fund Advisers Trust. Emerald, a registered investment adviser under the Advisers Act, currently serves as the sub-adviser to each of the Funds pursuant to the Sub-Advisory Agreement. Emerald was organized as a Delaware statutory trust on March 17, 2005. Emerald is located at 1703 Oregon Pike, Suite 101, Lancaster, Pennsylvania 17601. Emerald is a wholly owned subsidiary of Emerald Advisers, Inc., the former investment adviser to the Funds, which is located at the same address as that of Emerald. As of April 29, 2005, Emerald had approximately $426 million in assets under management. Emerald offers investment management advice and confines its activities to the maintenance, administration and management of intangible investments and activities of regulated investment companies.